Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 573	$ 573
Equity investment in publicly listed company	82	0
Equity method investments under equity method	11	11
Non-marketable equity securities	134	157
Total equity investments	$ 800	$ 741